Statements Of Changes In Equity - USD ($) $ in Thousands	Total		Share Capital	Additional paid–in capital	Accumulated other comprehensive income (loss)	Retained earnings	Non– controlling interest
Beginning balance, shares at Dec. 31, 2021			44,260,868
Beginning balance, value at Dec. 31, 2021	$ 2,546,263		$ 12,762	$ 420,966	$ (97,857)	$ 2,195,764	$ 14,628
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock based compensation	24		$ 24
Stock-based compensation	10,463			10,463
Deconsolidation of a subsidiary	(11,275)
Dividends paid and declared						(88,648)	(11,275)
Other comprehensive income, net of tax expense	25,379	[1]			26,299		(920)
Less: net income attributable to non-controlling interests	21						21
Net income attributable to Elbit Systems Ltd.'s shareholders	275,448					275,448
Ending balance, shares at Dec. 31, 2022			44,344,206
Ending balance, value at Dec. 31, 2022	2,757,675		$ 12,786	431,429	(71,558)	2,382,564	2,454
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options (in shares)			83,338
Stock based compensation	30		$ 30
Stock-based compensation	12,141			12,141
Deconsolidation of a subsidiary	0
Dividends paid and declared	(89,303)					(88,781)	(522)
Other comprehensive income, net of tax expense	53,892	[1]			53,761		131
Less: net income attributable to non-controlling interests	725						725
Net income attributable to Elbit Systems Ltd.'s shareholders	$ 215,131					215,131
Ending balance, shares at Dec. 31, 2023	44,453,850		44,453,850
Ending balance, value at Dec. 31, 2023	$ 2,950,291		$ 12,816	443,570	(17,797)	2,508,914	2,788
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options (in shares)			109,644
Stock based compensation	26		$ 26
Stock-based compensation	15,760			15,760
Deconsolidation of a subsidiary	0
Dividends paid and declared	(88,982)					(88,982)
Other comprehensive income, net of tax expense	82,021	[1]			82,095		(74)
Less: net income attributable to non-controlling interests	726						726
Net income attributable to Elbit Systems Ltd.'s shareholders	$ 321,138					321,138
Ending balance, shares at Dec. 31, 2024	44,547,673		44,547,673
Ending balance, value at Dec. 31, 2024	$ 3,280,980		$ 12,842	$ 459,330	$ 64,298	$ 2,741,070	$ 3,440
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options (in shares)			93,823

[1]	Other comprehensive income (loss), net of tax expenses in the amounts of $3,541, $132 and $1,419 for the years 2024, 2023 and 2022, respectively.